ACCOUNTS AND NOTES RECEIVABLE, NET - Accounts and notes receivable due (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
ACCOUNTS AND NOTES RECEIVABLE, NET
Balance at beginning of the year	¥ 188,356	¥ 134,569
(Reversal of) additional provision charged to expense	61,937	(9,666)
Write-off of accounts receivable	(6,801)	(133)
Balance at end of the year	¥ 243,492	¥ 124,770